STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Share-based Payment Arrangement [Abstract]
Schedule of restricted stock unit activity
The following table summarizes the RSU activity during the six months ended May 31, 2021:

RSUs
Unvested and outstanding as of November 30, 2020	1,573,500
Granted	174,493
Exercised	—
Cancelled	—
Unvested and outstanding at May 31, 2021	1,747,993

The following table summarizes the RSU activity during the year ended November 30, 2020:

	RSUs	Weighted-Average Exercise Price

Outstanding, November 30, 2019	—	—
Granted	15,735,000	1.55
Outstanding, November 30, 2020	15,735,000	1.55
Exercisable, November 30, 2020	—	—

Schedule of stock options valuation assumptions

The assumptions that the Company used to determine the grant-date fair value of stock options granted to employees and non-employees for the six months ended May 31, 2021 were as follows:

Black-Scholes option pricing model

Risk free rate	0.33%
Expected dividends	0.00
Expected volatility	83 – 113%
Expected life	4 – 5 years
Market price of the Company’s common stock on date of grant	$14.74 – 19.70
Exercise price	$14.90 – 17.00

Employee, Director and Non-Employee (Black-Scholes option pricing model)

	2020	2019
Risk free rate	0.00 – 1.68%	2.00%
Expected dividends	0%	0%
Expected volatility	118 - 144%	133%
Expected life	2 - 5 years	5 years
Market price of the Company’s common stock on date of grant	$0.19 – 1.48	$0.14
Exercise price	$0.19 – 1.50	$0.14

Schedule of stock options activity
The following table summarizes option activity under the 2017 and 2020 Plan during the six months ended May 31, 2021:

	Stock	Weighted-Average Exercise Price Per Stock Option
	Options	CDN$	USD$
Outstanding, November 30, 2020 (1)	705,967	2.40	3.10
Granted	41,000	18.90	15.60
Exercised	(22,667)	(1.90)	(1.50)
Forfeited	(82,250)	(5.10)	(4.20)
Outstanding, May 31, 2021 (2)	642,050	3.60	3.00
Exercisable, May 31, 2021 (2)	642,050	2.60	2.20

(1)	As of November 30, 2020 all options were governed by the 2017 Plan.
(2)	As of May 31, 2021 all options were governed by the 2020 Plan.

The following table summarizes option activity under the 2017 Plan during the year ended November 30, 2020:

	Stock	Weighted-Average Exercise Price Per Stock Option
	Options	CDN$	USD$
Outstanding, November 30, 2018	6,376,667	0.22	(0.18)
Granted	120,000	0.19	(0.14)
Expired	(1,270,000)	0.37	(0.28)
Cancelled	(2,315,000)	0.22	(0.17)
Outstanding, November 30, 2019	2,911,667	0.19	0.14
Granted	4,535,500	0.42	0.33
Expired	(212,500)	(0.28)	(0.21
Exercised	(55,000)	(0.25)	(0.19
Cancelled	(120,000)	(1.79)	(1.38
Outstanding, November 30, 2020	7,059,667	0.24	0.31

Exercisable, November 30, 2020	5,059,667
Exercisable, November 30, 2019	1,411,667

Schedule of weighted-average contractual life	The stock options outstanding at the end of the year had weighted-average contractual life as follows:
	2020	2019
	(years)	(years)
Total outstanding options	3.76	4.3
Total exercisable options	3.53	3.1

Schedule of incentive warrants valuation assumptions

The assumptions that the Company used to determine the grant-date fair value of incentive warrants granted for the years ended November 30, 2020 and 2019 were as follows:

(Black-Scholes option pricing model)

	2020	2019
Risk free rate	1.47%	2.00%
Expected dividends	0%	0%
Expected volatility	57%	149%
Expected life	1.1 years	3 years
Market price of the Company’s common stock on date of grant	$0.22	$0.16
Exercise price	$0.25	$0.16

Schedule of restricted stock units valuation assumptions

The assumptions that the Company used to determine the grant-date fair value of RSUs granted for the year ended November 30, 2020 were as follows:

(Monte Carlo simulation model)

2020
Risk free rate	0.26%
Expected dividends	0.00%
Expected volatility	121%
Expected life	3 years
Market price of the Company’s common stock on date of grant	$1.41 – 1.58
Exercise price	$1.41 – 1.58